Equity - Summary of changes in issued share capital (Details) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Beginning balance, ordinary shares	3,896,734	3,891,728	3,885,790
Issue of shares	3,934	5,006	5,938
Ending balance, ordinary shares	3,900,669	3,896,734	3,891,728
Beginning balance, amount	€ 39	€ 39	€ 39
Ending balance, amount	€ 39	€ 39	€ 39